COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

a) Capital commitment

As of December 31, 2014, the Company had commitments outstanding to purchase property, plant and equipment for $10,130,577, of which $9,826,366 and $304,211 are due in 2015 and 2018, respectively.

b) Purchase commitments

Under the terms of certain supply agreements, the Company is required to purchase polysilicon of $ 70,034,756 in total over the next year, at prevailing market prices at the time of purchase. The quantities of raw materials governed by these contracts represent amounts the Company will utilize in the normal course of operations.

c) Product warranties

The Company offers warranties on its products and record an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2013 and 2014 was as follows:

	At December 31,
	2013	2014

Beginning balance	$10,316,650	$20,612,293
Warranty provision	9,842,133	13,076,787
Warranty expense incurred	(49,180)	(1,350,729)
Foreign exchange effect	502,690	(559,986)
Ending balance	$20,612,293	$31,778,365

From the beginning of 2014, we changed our accounting classification of warranty expense, which was previously classified as cost of goods sold in the income statement, to better reflect its global OEM business operations and align its accounting policy to industry peers. Accordingly, beginning with this year, warranty expense has been recognized in the selling expense. The reclassification has been adopted retrospectively and the comparative consolidated income statement amount for the year ended December 31, 2012 and 2013 has been adjusted accordingly.

d) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of our module customers, sued us in the High Court in Hong Kong for damages for breach of a sales contract. We denied CEP's assertion and defended that the termination of the sales contract was due to CEP's material breach of the sales contract by failure to provide a letter of credit in accordance with the sales contract. A pre-trial set in October 2013 and a five-day trial set in December 2013 were held. On April 4, 2014, the High-Court of Hong Kong handed down judgment and dismissed CEP's case. Based on the information available to us, a negative outcome is not probable and the amount of loss, if any, is not reasonably estimable and as such no amount was accrued as of December 31, 2014.

In November 2013, Jiangsu Shuangliang Boiler Co., Ltd., or Jiangsu Shuangliang, one of our suppliers of polysilicon equipment, filed a case with Shanghai International Economic and Trade Arbitration Commission, against Sichuan ReneSola. The arbitration involved a payment for deoxidization furnaces we bought from Jiangsu Shuangliang of approximately RMB55.7 million ($9.2 million), and a penalty of approximately RMB6.7 million ($1.1 million); and Sichuan ReneSola then filed a case to counterclaim against Jiangsu Shuangliang for the compensation of approximately RMB31.6 million ($5.2 million) in relation to the water leaking problems arising with the deoxidization furnaces Jiangsu Shuangliang sold to us. The two disputes are still under arbitration process. Because the lawsuit was recently filed, it is difficult at this time to fully evaluate the claims and determine the likelihood of an unfavorable outcome or provide an estimate of the amount of any potential loss, and as such no amount about the penalty loss was accrued as of December 31, 2014.

(e) Guarantee

In March 2014, Renesola Zhejiang guaranteed loan facilities from China Development Bank for Zhejiang Ruixu of $33,442,982.5 for 13.5 years and $50,930,036 for 13.25 years. The fair value of the debt guarantee was not material.

In November 2014, Renesola Zhejiang guaranteed loan facilities from China Citic Bank for Zhejiang Leto Machinary Company, an unrelated third party entity, of $3,223,420 for one year. The fair value of the debt guarantee was not material.